Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings.
Summary of principal balances of outstanding borrowings under lines of credit with banks and financial institutions

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows (in thousands):

	As of December 31,
	2016	2017
BPI France	$143	$1,056
Other	6	139
Total	$149	$1,195

Current borrowings	$143	$1,188
Non-current borrowings	$6	$7